UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brant Point Investment Management LLC
Address:       599 Lexington Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number: 28-10759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          John Buoncore
Title:         Senior Vice President
Phone:         212-583-6400


Signature, Place, and Date of Signing:

/s/ John Buoncore              New York, NY                  11/04/04
------------------------     ----------------            ----------------
    [Signature]               [City, State]                   [Date]

--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         73
Form 13F Information Table Value Total:         221,133
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10761                       Brant Point Investment Management
                                              International LLC




                                                                  VALUE     SHARES/   SH/  PUT/ NVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP        x($1000)  PRN AMT   PRN CALL  ISCRETN MANAGERS   SOLE  SHARED NONE
------------------------------    ----------------   ---------    --------  --------  --- ----  ------- ---------  ----  ------ ----
ADVANCE AUTO PARTS INC COM               COM          00751Y106     2,270   66,000     SH       DEFINED     01     66,000
AFFILIATED MANAGERS GROUP INC            COM          008252108       803   15,000     SH       DEFINED     01     15,000
AGCO CORP COM                            COM          001084102     5,655   250,000    SH       DEFINED     01    250,000
ALLMERICA FINL CORP COM                  COM          019754100       806   30,000     SH       DEFINED     01     30,000
AMEDISYS INC COM                         COM          023436108     5,493   183,400    SH       DEFINED     01    183,400
AMPHENOL CORP COM CL A                   COM          032095101     9,422   275,000    SH       DEFINED     01    275,000
ASSURANT INC                             COM          04621X108     4,680   180,000    SH       DEFINED     01    180,000
BLUEGREEN CORP COM                       COM          096231105     1,336   120,000    SH       DEFINED     01    120,000
BUCYRUS INTL A                           COM          118759109       336   10,000     SH       DEFINED     01     10,000
CAVCO INDUSTRIES                         COM          149568107     3,515   93,100     SH       DEFINED     01     93,100
CHAMPION ENTERPRISES  INC                COM          158496109       206   20,000     SH       DEFINED     01     20,000
CHECKERS DRIVE-IN RESTAURANTS            COM          162809305       149   12,700     SH       DEFINED     01     12,700
CLAIRES STORES INC COM                   COM          179584107       501   20,000     SH       DEFINED     01     20,000
COLE KENNETH PRODTNS INC CL A            COM          193294105     1,750   62,200     SH       DEFINED     01     62,200
COMMERCIAL VEHICLE GROUP INC             COM          202608105     2,981   188,200    SH       DEFINED     01    188,200
COMMUNITY HEALTH SYSTEMS                 COM          203668108     2,668   100,000    SH       DEFINED     01    100,000
CORE LABORATORIES NL G0.03 ORD           COM          N22717107     5,990   243,600    SH       DEFINED     01    243,600
CORINTHIAN COLLEGS INC                   COM          218868107     1,281   95,000     SH       DEFINED     01     95,000
COST PLUS WORLD MKT COM                  COM          221485105     6,368   180,000    SH       DEFINED     01    180,000
CURTISS WRIGHT CORP COM                  COM          231561101     2,472   43,200     SH       DEFINED     01     43,200
DAVITA INC COM                           COM          23918K108     5,296   170,000    SH       DEFINED     01    170,000
DIRECT GENERAL                           COM          25456W204       578   20,000     SH       DEFINED     01     20,000
DOLLAR TREE STORES INC COM               COM          256747106     1,887   70,000     SH       DEFINED     01     70,000
DREW INDS INC COM NEW                    COM          26168L205     7,564   211,000    SH       DEFINED     01    211,000
EAGLE MTRLS                              COM          26969P108     5,169   72,500     SH       DEFINED     01     72,500
ENERSYS INC                              COM          29275Y102     1,895   147,500    SH       DEFINED     01    147,500
ENPRO INDUSTRIES INC                     COM          29355X107     5,320   220,400    SH       DEFINED     01    220,400
EPICOR SOFTWARE CORP                     COM          29426L108     3,308   275,000    SH       DEFINED     01    275,000
EQUINIX INC                              COM          29444U502     4,369   142,000    SH       DEFINED     01    142,000
FOWARD AIR CORPORATION                   COM          349853101     6,095   152,300    SH       DEFINED     01    152,300
GAMESTOP CORP Cl A                       COM          36466R101     2,869   155,000    SH       DEFINED     01    155,000
GENESCO INC COM                          COM          371532102     6,205   263,500    SH       DEFINED     01    263,500
GENTIVA HEALTH SERV INC COM              COM          37247A102     3,076   187,900    SH       DEFINED     01    187,900
GIBRALTAR STEEL CORP COM                 COM          37476F103       738   20,400     SH       DEFINED     01     20,400
GREIF INC CORP CL A                      COM          397624107     4,628   109,800    SH       DEFINED     01    109,800
HUB GROUP INC CL A                       COM          443320106     8,009   215,000    SH       DEFINED     01    215,000
INLAND REAL EST                          COM          457461101     4,629   316,000    SH       DEFINED     01    316,000
INSIGHT ENTERPRISES INC, COM             COM          45765U103     3,094   183,700    SH       DEFINED     01    183,700
KCS ENERGY INC COM NEW                   COM          482434206     1,625   116,800    SH       DEFINED     01    116,800
KINDRED HEALTHCARE INC                   COM          494580103     1,220   50,000     SH       DEFINED     01     50,000
KINETIC CONCEPTS                         COM          49460W208     1,577   30,000     SH       DEFINED     01     30,000
KNIGHT TRADING GROUP INC COM S           COM          499063105     1,846   200,000    SH       DEFINED     01    200,000
LO JACK CORP COM                         COM          539451104     2,238   199,800    SH       DEFINED     01    199,800
LUBRIZOL CORP COM                        COM          549271104     2,595   75,000     SH       DEFINED     01     75,000
LUFKIN INDS INC COM                      COM          549764108     1,258   33,800     SH       DEFINED     01     33,800
MARLIN BUS SVC                           COM          571157106     1,154   61,500     SH       DEFINED     01     61,500
MASONITE INTL                            COM          575384102     3,410   135,000    SH       DEFINED     01    135,000
MATTSON TECHNOLOGY INC                   COM          577223100     1,538   200,000    SH       DEFINED     01    200,000
MIDLAND CO COM                           COM          597486109       801   29,300     SH       DEFINED     01     29,300
MOHAWK INDS INC COM                      COM          608190104     6,399   80,600     CALL     DEFINED     01     80,600
MONSTER WORLDWIDE INC COM                COM          611742107       370   15,000     SH       DEFINED     01     15,000
MPS GROUP INC                            COM          553409103     3,946   469,200    SH       DEFINED     01    469,200
NETGEAR INC                              COM          64111Q104       781   63,900     CALL     DEFINED     01     63,900
OLYMPIC STEEL INC COM                    COM          68162K106     1,510   79,900     SH       DEFINED     01     79,900
OVERNITE CORP COM STK                    COM          690322102     2,672   85,000     SH       DEFINED     01     85,000
PANTRY INC COM STK                       COM          698657103     5,555   220,700    SH       DEFINED     01    220,700
PAXAR CORP COM                           COM          704227107     3,856   170,000    SH       DEFINED     01    170,000
PERKINELMER INC COM STK                  COM          714046109     1,033   60,000     SH       DEFINED     01     60,000
PETCO ANIMAL SUPPLIE S INC               COM          716016209     3,266   100,000    SH       DEFINED     01    100,000
PLANTRONICS INC NEW COM                  COM          727493108     3,027   70,000     SH       DEFINED     01     70,000
PROGRESS SOFTWARE US D.01 COM            COM          743312100     5,373   270,000    SH       DEFINED     01    270,000
PSYC SOLUTIONS                           COM          74439H108     3,356   132,400    SH       DEFINED     01    132,400
RARE HOSPITALITY INTL INC                COM          753820109     1,466   55,000     SH       DEFINED     01     55,000
RES-CARE INC COM                         COM          760943100     1,778   150,000    SH       DEFINED     01    150,000
RUBY TUESDAY INC COM                     COM          781182100     5,574   200,000    SH       DEFINED     01    200,000
SYMBION INC                              COM          871507109     3,221   200,000    SH       DEFINED     01    200,000
SYNNEX CORP                              COM          87162W100     1,106   62,500     SH       DEFINED     01     62,500
TODCO                                    COM          88889T107     2,603   150,000    SH       DEFINED     01    150,000
TREX COMPANY INC COM                     COM          89531P105       810   18,300     SH       DEFINED     01     18,300
TREX COMPANY INC COM                     COM          89531P105     1,328   30,000     CALL     DEFINED     01     30,000
US XPRESS ENTERPRISES INC                COM          90338N103     2,410   130,000    SH       DEFINED     01    130,000
WHEELING PITTS                           COM          963142302       557   17,800     SH       DEFINED     01     17,800
ZALE CORP NEW COM                        COM          988858106     6,463   230,000    SH       DEFINED     01    230,000

REPORT SUMMARY                           73 RECORDS               221,133


